SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING
3.	SEGMENT REPORTING

The Group’s Chief Operating Decision Maker (“CODM”) reviews results of operations to make decisions about allocating resources and assessing performance. Based on the current reporting structures, decision-making processes and considering the aggregation criteria in IFRS 8.12, the Company identified three reportable segments: Technical Apparel, Outdoor Performance as well as Ball & Racquet Sports.

Operating and reportable segments

The Company has four operating segments: Technical Apparel, Salomon, Winter Sports Equipment and Ball & Racquet Sports. As permitted by IFRS 8 Operating segments, the Company assessed, based on the qualitative aggregation criteria mentioned in IFRS 8.12 and on a quantitative analysis based on gross margins, if Salomon and Winter Sports Equipment are similar and could be aggregated to one reportable segment. The following aggregation criteria were analyzed by the Company: Nature of the products and services, nature of the production processes, type or class of customer for the products and services and methods used to distribute the products or provide the service. Based on the Company’s assessment, the Company concluded that the operating segments Salomon and Winter Sports Equipment are similar and can be aggregated into the reportable segment Outdoor Performance. Therefore, the Company identified three reportable segments: Technical Apparel, Outdoor Performance as well as Ball & Racquet Sports. The Company measures each operating segment’s performance based on revenue and adjusted operating profit as these are the measures used by the CODM for assessing the performance of operating segments. Each of the segments includes different brands and comprises a range of products.

Technical Apparel

Technical Apparel includes outdoor apparel, footwear and accessories and consists of the Arc’teryx and Peak Performance brands.

Outdoor Performance

Outdoor Performance includes outdoor apparel, footwear, accessories and winter sports equipment and consists of our Salomon, Atomic, Armada and ENVE brands. While the operating segments Salomon and Winter Sports Equipment are separately managed and reported, the operating segments have been aggregated into one reportable segment as they have similar products, production processes, type of customers, methods used to distribute as well as average gross margins and similar expected growth rates.

Ball & Racquet Sports

Ball & Racquet Sports includes sports equipment, apparel and accessories and consists of our Wilson, Louisville Slugger, DeMarini, EvoShield and Atec brands, all of which comprise the Wilson Sporting Goods portfolio.

Information on reportable segments

For the fiscal year ended December 31, 2023

USD million	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation [7]	Group
Revenue	1,592.8	1,667.8	1,107.8	—	(4,368.4)
Depreciation and amortization	92.1	94.7	27.7	6.4	220.9

Adjusted operating profit	314.4	151.3	30.6	(63.7)	432.7
Adjustments
PPA [1]					(42.7)
Restructuring expenses [2]					(2.3)
Impairment losses on goodwill and intangible assets [3]					0.0
Expenses related to transaction activities [4]					(33.9)
Expenses related to certain legal proceedings [5]					(3.3)
Share-based payments [6]					(47.9)
Finance cost					(413.4)
Finance income					6.4
Loss before tax					(104.6)

1	Purchase Price Adjustments (PPA) include amortizations and depreciations on the fair value adjustments of intangible and tangible assets resulting from the Acquisitions.
2	Includes expenses for restructuring from exit and termination events.
3	Includes impairment losses on goodwill and intangible assets.
4	Includes advisory fees in connection with M&A activities and the IPO.
5	Includes expenses related to certain significant legal proceedings.
6	Included expenses for the share-based payments.
7	Includes corporate expenses, which have not been allocated to the reportable segments.

For the fiscal year ended December 31, 2022

USD million	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation [6]	Group
Revenue	1,095.5	1,416.5	1,036.7	—	3,548.8
Depreciation and amortization	79.7	84.4	23.4	6.8	194.3

Adjusted operating profit	171.4	117.6	60.9	(48.9)	301.0
Adjustments
PPA [1]					(42.3)
Restructuring expenses [2]					(5.8)
Impairment losses on goodwill and intangible assets [3]					(198.1)
Expenses related to transaction activities [4]					(0.3)
Expenses related to certain legal proceedings [5]					(3.9)
Finance cost					(236.5)
Finance income					3.3
Loss before tax					(182.6)

1	Purchase Price Adjustments (PPA) include amortizations and depreciations on the fair value adjustments of intangible and tangible assets resulting from the
2	Includes expenses for restructuring from exit and termination events.
3	Includes impairment losses on goodwill and intangible assets.
4	Includes advisory fees in connection with M&A activities and the IPO.
5	Includes expenses related to certain significant legal proceedings.
6	Includes corporate expenses, which have not been allocated to the reportable segments.

For the fiscal year ended December 31, 2021

USD million	Technical Apparel	Outdoor Performance	Ball & Racquet Sports	Reconciliation [6]	Group
Revenue	950.7	1,235.7	880.1	—	3,066.5
Depreciation and amortization	73.6	95.9	20.4	5.8	195.7

Adjusted operating profit	164.2	91.7	57.2	(42.6)	270.6
Adjustments
PPA [1]					(49.5)
Restructuring expenses [2]					(33.6)
Impairment losses on goodwill and intangible assets [3]					—
Expenses related to transaction activities [4]					(0.6)
Expenses related to certain legal proceedings [5]					—
Finance cost					(279.0)
Finance income					2.3
Loss before tax					(89.8)

1	Purchase Price Adjustments (PPA) include amortizations and depreciations on the fair value adjustments of intangible and tangible assets resulting from the
2	Includes expenses for restructuring from exit and termination events.
3	Includes impairment losses on goodwill and intangible assets.
4	Includes advisory fees in connection with M&A activities and the IPO.
5	Includes expenses related to certain significant legal proceedings.
6	Includes corporate expenses, which have not been allocated to the reportable segments.

The Company does not present other items of the consolidated statement of loss and other comprehensive income and loss as well as assets and liabilities per segment as such information is not evaluated or used by the CODM for decision-making purposes on a regular basis.

The majority (77.5%, 80.5% and 79.0% as of December 31, 2023, December 31, 2022 and December 31, 2021, respectively) of non-current assets, comprising of goodwill, other intangible assets, property, plant and equipment as well as right-of-use assets are located in Finland. There is no other country, in which more than 8% of the total non-current assets are located, so that no other country is deemed individually material for the Group in all years presented for the purpose of this disclosure.